Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of contributed to the ESOP
	For the fiscal year ended
	June 30,
	2022	2021
Allocated shares	117,065	99,668
Shares committed to be released	463	9,338
Unearned shares	461	10,261
Total ESOP shares	117,989	119,267

Fair value of unearned shares at End of period	$4,000	$76,000

Schedule of earnings per share
	For the fiscal year ended
	June 30,
	2022	2021
Net income allocated to common shareholders, basic and diluted	$1,590,000	$1,820,000

EARNINGS PER SHARE	$0.19	$0.22

Weighted average common shares outstanding, basic and diluted	8,213,407	8,216,193

Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis
		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2022
Agency mortgage-backed: residential	$10,477	$-	$10,477	$-

2021

Agency mortgage-backed: residential	$33	$-	$33	$-

Schedule of financial instruments
		Fair Value Measurements at
	Carrying	June 30, 2022 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,823	$25,823			$25,823

Available-for-sale securities	10,477		$10,477		10,477
Held-to-maturity securities	339		323		323
Loans held for sale	152		153		153
Loans receivable - net	274,583			$271,994	271,994
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	649		649		649

Financial liabilities
Deposits	$239,857	$115,152	$124,682		$239,834
Federal Home Loan Bank advances	34,066		33,688		33,688
Advances by borrowers for taxes and insurance	766		766		766
Accrued interest payable	12		12		12

	Carrying	Fair Value Measurements at June 30, 2021 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$21,648	$21,648			$21,648
Time deposits in other financial institutions	247	248			248
Available-for-sale securities	33		$33		33
Held-to-maturity securities	462		476		476
Loans held for sale	1,307		1,336		1,336
Loans receivable - net	297,902			$306,346	306,346
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	694		694		694

Financial liabilities
Deposits	$226,843	$101,951	$125,232		$227,183
Federal Home Loan Bank advances	56,873		57,314		57,314
Advances by borrowers for taxes and insurance	838		838		838
Accrued interest payable	20		20		20

Schedule of loans outstanding
(in thousands)	2022	2021
Outstanding principal, beginning of year	$1,405	$1,047
Changes in composition of related parties	-	936
Principal disbursed during the year	-	-
Principal repaid and refinanced during the year	(717)	(578)
Outstanding principal, end of year	$688	$1,405